DERIVATIVE ASSETS AND LIABILITIES - Fair Value (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value of financial assets and liabilities
Transfers into out of Level 1 assets and liabilities	$ 0	$ 0
Transfers into out of level 2 assets and liabilities	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial assets, at fair value	150,983,295	99,235,662
Financial liabilities, at fair value	52,786,176	374,576
Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	150,983,295	99,235,662
Financial liabilities, at fair value	52,786,176	374,576
Other current financial liabilities
Fair value of financial assets and liabilities
Financial liabilities, at fair value	1,217,322	374,576
Other current financial liabilities | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	1,217,322	374,576
Other non-current financial liabilities
Fair value of financial assets and liabilities
Financial liabilities, at fair value	51,568,854
Other non-current financial liabilities | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	51,568,854
Other current financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value		317,205
Other current financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value		317,205
Other non-current financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	150,983,295	98,918,457
Other non-current financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	$ 150,983,295	$ 98,918,457